CONTRACT ASSETS AND CONTRACT LIABILITIES (Tables)	12 Months Ended
Jun. 30, 2024
CONTRACT ASSETS AND CONTRACT LIABILITIES
Schedule of significant changes in the contract assets balances and contract liabilities balances

Significant changes in the contract assets balances during the fiscal years ended June 30, 2024 and 2023 are as follows:

	June 30,
	2024	2023
Beginning Balance	¥436,021	¥257,716
Reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional	(436,021)	(257,716)
Contract assets recognized, net of reclassification to receivables	236,499	436,021
Net change in contract assets	(199,522)	178,305
Ending Balance	236,499	436,021

Significant changes in the contract liabilities balances during the fiscal years ended June 30, 2024 and 2023 are as follows:

	June 30,
	2024	2023
Beginning Balance	¥260,530	¥255,978
Reclassification of the beginning contract liabilities to revenue, as the result of performance obligations satisfied	(257,990)	(250,300)
Cash received in advance and not recognized as revenue	127,719	254,852
Net change in contract liabilities	(130,271)	4,552
Ending Balance	130,259	260,530